Tax (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	19.70%	23.00%	26.10%
Applicable tax rate	19.00%	19.00%	19.00%
Income tax relating to other individually immaterial components of other comprehensive income	£ 5	£ 16
Deferred tax assets	3,444	3,290
Deferred tax liabilities	15	23
Unused tax credits for which no deferred tax asset recognised	236	247
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	800	700
Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,001	1,037
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,048	1,015
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	886	818
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	509	420
After more than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,544	3,945
Deferred tax liabilities	1,510	1,199
Within five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	139	41
Within six to ten years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	236	239
Within eleven to twenty years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	7,271	5,178
Indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13,267	14,124
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	125	213
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	20,913	19,582
Unused tax losses [member] | Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		54
Unused tax losses [member] | US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		84
Unused tax losses [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	565	268
Unused tax losses [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	170	117
Capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,947	3,980
Loss in current or prior year [member] | Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 330	359
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2034
Loss in current or prior year [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 8	£ 10